Note 12 - Income Taxes: Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Details
Deferred Tax Assets	$ (9,059,389)	$ (8,637,567)
Realization Allowance	9,059,389	8,637,567
Balance Recognized	0	0
Deferred Tax Assets	9,059,389	8,637,567
Realization Allowance	$ (9,059,389)	$ (8,637,567)